COMMITMENTS AND CONTINGENCIES	6 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 19 – COMMITMENTS AND CONTINGENCIES

■ Commitments

The Company has commitments arising in the ordinary course of business, including contractual arrangements with various vendors, service providers, and other counterparties. As of March 31, 2026, the Company did not have any material commitments or contractual obligations requiring disclosure in these unaudited condensed consolidated financial statements.

■ Contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claim, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable per guidance of ASC Topic 450-20 — Loss Contingencies.

As of March 31, 2026, the Company is involved in three separate legal cases with one former employee.

Labor Arbitration Claim (Case 1)

In July 2024, the Company became subject to a labor arbitration claim. In connection with this matter, certain funds totaling $25,077 (RMB 172,980) were restricted by the court. On August 19, 2026, the labor arbitration claim was resolved following a second-instance court judgment. The Company shall pay 1) difference in wages amounting to $9,270 (RMB63,941) between February 1, 2024 and June 30, 2024, 2) discrepancy in 2022 year-end bonus of $3,458 (RMB23,850), and 3) the 2023 year-end bonus of $5,219 (RMB36,000). The Company settled the related amounts on August 24, 2026.

Resolved Labor Dispute (Case 2)

In September 2025, a labor-related legal matter was resolved following a first-instance court judgment. Pursuant to the judgment, the Company was required to pay wage differentials for a specified period, together with an immaterial case filing fee. The Company settled the related amounts of approximately $7,703 (RMB 54,837) in October 2025.

Appealed Labor Dispute (Case 3)

In December 2025, a first-instance judgment was issued in connection with another labor dispute, requiring the Company to make payment to the plaintiff. On May 12, 2026, the labor arbitration claim was resolved following a second-instance court judgment. The Company shall pay 1) a compensation of $21,311 (RMB147,000) for unlawful termination of the employment relationship, 2) pay the salary differential of $4,408 (RMB30,409), for the period from November 1, 2024 to January 3, 2025, 3) the year-end bonus of $5,219 (RMB36,000), and 4) the double-wage difference of $3,930 (RMB27,103) for failure to enter into a written labor contract. The Company settled the related amounts on May 15, 2026.

As of March 31, 2026 and September 30, 2025, the Company’s accrued provision for its ongoing litigation matters was $52,532 and $24,459 respectively, which was recorded in accrued expenses and other current liabilities in its unaudited condensed consolidated financial statements. There was no further update as the date that the unaudited condensed consolidated financial statements are available to be issued.